DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2013
Disclosure of detailed information about financial instruments [line items]
Other comprehensive loss that will be reclassified to profit or loss, before tax	$ 60
Interest rate swap contracts | Tenigal S. de R.L. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,300	$ 100,000
Derivative, average fixed interest rate		1.92%
Reserve of cash flow hedges, net of tax	(40)
Non-deliverable forward contract | Ternium Argentina S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount	100,000
Non-deliverable forward contract | Ternium Colombia S.A.S
Disclosure of detailed information about financial instruments [line items]
Notional amount	87,800
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,000
Forward contract | Ternium Investments S.a.r.l.
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 12,800